Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Deferred tax assets:
Accrued Expenses	$ 2,257
Warrant Liabilities	2,219
Loss carryforwards	15,982
Interest carryforward	6,962
Other	0
Total deferred tax assets	27,420
Valuation allowance	(26,128)
Net deferred tax assets	1,292
Deferred tax liabilities:
Intangibles	(1,480)
Property, plant and equipment	(18)
Prepaid Expenses	(219)
Other	0
Total deferred tax liabilities	(1,717)
Deferred tax liabilities, net	$ (425)